SCHEDULE OF INVESTMENTS
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 64.1%
	Banks — 4.4%
	Banks — 4.4%
	BNP Paribas SA	15,194	$1,773,218
	Citigroup, Inc.	17,967	2,514,662
	JPMorgan Chase & Co.	1,949	637,966
			4,925,846
	Capital Goods — 1.8%
	Aerospace & Defense — 0.6%
	L3Harris Technologies, Inc.	2,371	688,989
	Building Products — 0.7%
[a]	Builders FirstSource, Inc.	7,947	711,098
	Trading Companies & Distributors — 0.5%
	ITOCHU Corp.	50,000	570,128
			1,970,215
	Commercial & Professional Services — 0.5%
	Professional Services — 0.5%
	Teleperformance SE	9,684	508,766
			508,766
	Consumer Discretionary Distribution & Retail — 3.6%
	Broadline Retail — 3.3%
[a]	Amazon.com, Inc.	10,535	2,510,912
	B&M European Value Retail plc	163,416	422,471
[a]	MercadoLibre, Inc.	445	755,339
	Specialty Retail — 0.3%
	Home Depot, Inc.	801	282,496
			3,971,218
	Consumer Services — 1.6%
	Hotels, Restaurants & Leisure — 1.6%
	Galaxy Entertainment Group Ltd.	205,000	768,994
	Round One Corp.	143,400	1,024,821
			1,793,815
	Energy — 5.9%
	Energy Equipment & Services — 3.4%
	Liberty Energy, Inc. Class A	55,208	1,445,898
	SLB Ltd.	33,344	1,550,163
	Tenaris SA ADR	14,109	782,908
	Oil, Gas & Consumable Fuels — 2.5%
	Shell plc	45,162	1,757,825
	TotalEnergies SE	12,107	941,090
			6,477,884
	Financial Services — 5.5%
	Capital Markets — 3.2%
	Charles Schwab Corp.	10,362	956,102
	CME Group, Inc.	4,318	953,544
[a]	Roko AB	8,703	1,631,753
	Financial Services — 2.3%
	Mastercard, Inc. Class A	2,211	1,135,570
	Visa, Inc. Class A	4,166	1,429,313
			6,106,282
	Health Care Equipment & Services — 1.4%
	Health Care Equipment & Supplies — 1.4%
	Medtronic plc	19,357	1,514,298
			1,514,298

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Materials — 0.8%
	Metals & Mining — 0.8%
	Glencore plc	125,911	$858,121
			858,121
	Media & Entertainment — 3.7%
	Interactive Media & Services — 3.7%
	Alphabet, Inc. Class A	6,581	2,351,852
	Meta Platforms, Inc. Class A	3,031	1,707,332
			4,059,184
	Pharmaceuticals, Biotechnology & Life Sciences — 5.5%
	Life Sciences Tools & Services — 0.9%
[a]	ICON plc ADR	6,010	1,043,997
	Pharmaceuticals — 4.6%
	AstraZeneca plc	6,780	1,268,060
	Merck & Co., Inc.	5,273	677,581
	Novo Nordisk AS Class B	8,204	394,545
	Pfizer, Inc.	19,654	473,268
	Roche Holding AG	4,494	1,850,994
	Zoetis, Inc.	5,816	417,938
			6,126,383
	Real Estate Management & Development — 2.1%
	Real Estate Management & Development — 2.1%
	Colliers International Group, Inc.	25,222	2,366,858
			2,366,858
	Semiconductors & Semiconductor Equipment — 7.8%
	Semiconductors & Semiconductor Equipment — 7.8%
[a]	Advanced Micro Devices, Inc.	1,261	732,528
	ASML Holding NV	418	822,152
	Broadcom, Inc.	3,760	1,420,340
	NVIDIA Corp.	7,843	1,569,306
	Taiwan Semiconductor Manufacturing Co. Ltd.	53,792	4,069,459
			8,613,785
	Software & Services — 7.0%
	Information Technology Services — 0.6%
[a]	Shopify, Inc. Class A	6,024	687,820
	Software — 6.4%
[a]	CCC Intelligent Solutions Holdings, Inc.	124,197	640,857
	Constellation Software, Inc.	776	1,460,899
[a]	Lumine Group, Inc.	151,860	2,302,126
	Microsoft Corp.	2,909	1,085,115
	Open Text Corp.	42,633	943,592
	SAP SE	881	134,888
[a]	ServiceNow, Inc.	4,835	480,019
			7,735,316
	Technology Hardware & Equipment — 5.2%
	Electronic Equipment, Instruments & Components — 0.8%
	Keyence Corp.	1,719	856,989
	Technology Hardware, Storage & Peripherals — 4.4%
	Apple, Inc.	549	158,858
	Samsung Electronics Co. Ltd.	21,805	4,700,749
			5,716,596
	Telecommunication Services — 6.0%
	Diversified Telecommunication Services — 6.0%
	AT&T, Inc.	54,682	1,131,917
	Orange SA	119,713	2,257,621
	Zegona Communications plc	155,689	3,287,698
			6,677,236

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Transportation — 1.3%
	Ground Transportation — 1.3%
	Canadian Pacific Kansas City Ltd.	16,276	$1,410,315
			1,410,315
	Total Common Stock (Cost $45,959,455)		70,832,118
	Preferred Stock — 0.0%
	Insurance — 0.0%
	Insurance — 0.0%
[b]	Reinsurance Group of America, Inc., 7.125% (5-Yr. CMT + 3.46%), 10/15/2052	1,825	46,793
			46,793
	Total Preferred Stock (Cost $46,755)		46,793
	Asset Backed Securities — 6.7%
	Auto Receivables — 2.6%
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A Class B, 7.70% due 2/15/2029	$250,000	252,720
[c]	CPS Auto Receivables Trust, Series 2022-A Class D, 2.84% due 4/16/2029	19,049	19,034
	Exeter Automobile Receivables Trust,
	Series 2022-2A Class D, 4.56% due 7/17/2028	160,838	160,885
	Series 2022-4A Class D, 5.98% due 12/15/2028	153,633	154,135
[c]	FHF Issuer Trust, Series 2025-2A Class A2, 5.75% due 5/15/2030	182,277	183,512
[c]	Flagship Credit Auto Trust Series 2019-4 Class R, due 3/15/2027	5,000	160,308
[c]	Lobel Automobile Receivables Trust, Series 2026-1 Class A, 4.88% due 10/16/2028	255,549	255,906
[c]	OCCU Auto Receivables Trust, Series 2022-1A Class A4, 5.69% due 11/15/2029	205,746	206,913
[c]	Prestige Auto Receivables Trust, Series 2021-1A Class D, 2.08% due 2/15/2028	129,608	129,234
[c]	Research-Driven Pagaya Motor Trust, Series 2025-6A Class A2, 4.705% due 8/25/2034	200,000	200,034
	Santander Drive Auto Receivables Trust,
	Series 2024-3 Class B, 5.55% due 9/17/2029	200,000	201,015
	Series 2026-1 Class A2, 4.04% due 3/15/2029	228,903	228,528
	Tricolor Auto Securitization Trust,
[a,c,d]	Series 2023-1A Class D, 8.56% due 7/15/2027	169,625	150,373
[a,c,d]	Series 2024-2A Class A, 6.36% due 12/15/2027	44,707	41,063
	Veros Auto Receivables Trust,
[c]	Series 2025-1 Class A, 5.31% due 9/15/2028	223,167	223,611
[c]	Series 2026-1 Class A, 4.53% due 8/15/2028	155,820	155,862
[c]	Westlake Automobile Receivables Trust, Series 2024-1A Class D, 6.02% due 10/15/2029	200,000	203,053
			2,926,186
	Credit Card — 0.2%
[c]	Fortiva Retail Credit Master Note Business Trust, Series 2025-ONE Class A, 5.55% due 1/15/2031	200,000	197,830
			197,830
	Other Asset Backed — 3.2%
[c]	AMDR ABS Trust, Series 2025-1A Class A, 6.378% due 12/19/2033	11,767	11,788
[c]	Aqua Finance Trust, Series 2019-A Class B, 3.47% due 7/16/2040	68,762	66,113
[c]	BHG Securitization Trust, Series 2023-A Class B, 6.35% due 4/17/2036	129,388	130,118
[c]	Crossroads Asset Trust, Series 2025-A Class A2, 4.91% due 2/20/2032	146,776	147,303
[c]	DailyPay Securitization Trust, Series 2025-1A Class D, 8.53% due 6/26/2028	250,000	251,216
[c]	DataBank Issuer LLC, Series 2024-1A Class A2, 5.30% due 1/26/2054	200,000	197,999
[c]	Dividend Solar Loans LLC, Series 2019-1 Class A, 3.67% due 8/22/2039	201,726	186,461
[c,e]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	49,215	46,026
[c,f]	Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2 Class R, due 6/20/2051	2,000	75,773
[c]	InStar Leasing III LLC, Series 2021-1A Class A, 2.30% due 2/15/2054	275,523	263,089
[c]	Lending Funding Trust, Series 2020-2A Class A, 2.32% due 4/21/2031	107,728	106,915
[c]	Lendmark Funding Trust, Series 2021-1A Class A, 1.90% due 11/20/2031	209,117	204,932
	Marlette Funding Trust,
[c]	Series 2021-1A Class R, due 6/16/2031	1,200	4,187
[c]	Series 2021-2A Class R, due 9/15/2031	1,150	15,112
[c]	Series 2021-3A Class D, 2.53% due 12/15/2031	20,210	20,190
[c]	Series 2021-3A Class R, due 12/15/2031	1,200	19,733
[c]	Series 2022-3A Class D, 7.80% due 11/15/2032	201,293	203,084
[c]	Momnt Technologies Trust, Series 2023-1A Class A, 6.92% due 3/20/2045	8,470	8,494

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Mosaic Solar Loan Trust Series 2021-2A Class R, due 4/22/2047	$1,150,000	$66,377
[c]	Pagaya AI Debt Grantor Trust, Series 2026-3 Class A1, 4.636% due 5/17/2027	390,000	390,003
[c]	Pawnee Equipment Receivables LLC, Series 2022-1 Class C, 6.01% due 7/17/2028	162,267	162,284
	Reach ABS Trust,
[c]	Series 2023-1A Class D, 12.27% due 2/18/2031	100,000	103,039
[c]	Series 2026-2A Class A, 4.34% due 2/15/2035	233,002	232,785
[c]	Sunbit Asset Securitization Trust, Series 2025-1 Class A, 5.36% due 7/15/2030	225,000	225,937
[c]	Tesla Sustainable Energy Trust, Series 2024-1A Class A2, 5.08% due 6/21/2050	162,310	161,609
[c]	Upstart Securitization Trust, Series 2023-3 Class B, 8.25% due 10/20/2033	214,292	217,358
			3,517,925
	Student Loan — 0.7%
[c]	Commonbond Student Loan Trust, Series 2017-BGS Class A1, 2.68% due 9/25/2042	213,865	200,532
[c]	Education Funding Trust, Series 2020-A Class A, 2.79% due 7/25/2041	59,187	58,409
[c]	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A Class A, 1.80% due 11/25/2045	184,080	173,646
[c]	SMB Private Education Loan Trust, Series 2020-A Class A2A, 2.23% due 9/15/2037	155,830	151,641
[c]	SoFi Professional Loan Program LLC, Series 2021-B Class AFX, 1.14% due 2/15/2047	207,952	181,587
			765,815
	Total Asset Backed Securities (Cost $7,430,438)		7,407,756
	Corporate Bonds — 7.0%
	Banks — 0.3%
	Banks — 0.3%
	Bank of New York Mellon Corp.,
[b,g]	Series F, 4.625% (TSFR3M + 3.39%) due 9/20/2026	100,000	99,865
[b,g]	Series I, 3.75% (5-Yr. CMT + 2.63%) due 12/20/2026	200,000	198,370
			298,235
	Consumer Durables & Apparel — 0.2%
	Leisure Products — 0.2%
	Polaris, Inc., 5.60% due 3/1/2031	200,000	200,016
			200,016
	Energy — 1.3%
	Energy Equipment & Services — 0.3%
[c,e]	Empresa Generadora de Electricidad Haina SA, 5.625% due 11/8/2028	350,000	342,737
	Oil, Gas & Consumable Fuels — 1.0%
[c]	Cameron LNG LLC, 3.402% due 1/15/2038	275,000	239,984
	Ecopetrol SA,
[e]	7.75% due 2/1/2032	125,000	130,855
[e]	8.875% due 1/13/2033	117,000	128,139
[b,g]	Energy Transfer LP, Series H, 6.50% (5-Yr. CMT + 5.69%) due 11/15/2026	225,000	225,371
	Petroleos Mexicanos,
[e]	5.95% due 1/28/2031	120,000	118,672
[e]	7.69% due 1/23/2050	315,000	293,750
			1,479,508
	Equity Real Estate Investment Trusts (REITs) — 0.6%
	Diversified REITs — 0.6%
[c]	American Tower Trust, 3.652% due 3/15/2048	300,000	294,579
	SBA Tower Trust,
[c]	1.631% due 5/15/2051	200,000	197,929
[c]	1.84% due 4/15/2027	150,000	146,730
[c]	6.599% due 11/15/2052	13,000	13,130
			652,368
	Financial Services — 1.7%
	Capital Markets — 0.8%
[e]	Brookfield Asset Management Ltd., 4.653% due 11/15/2030	225,000	222,053
[c]	Burford Capital Global Finance LLC, 9.25% due 7/1/2031	250,000	243,347
	Hercules Capital, Inc., 2.625% due 9/16/2026	250,000	248,732
	TPG Operating Group II LP, 4.875% due 5/15/2031	200,000	197,042

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Financial Services — 0.9%
[c]	Antares Holdings LP, 3.75% due 7/15/2027	$300,000	$294,459
[b,g]	JPMorgan Chase & Co., Series II, 6.437% (TSFR3M + 2.75%) due 10/1/2026	220,000	220,515
[b,g]	Northern Trust Corp., Series D, 4.60% (TSFR3M + 3.46%) due 10/1/2026	250,000	249,025
	Western Union Co., 4.75% due 6/15/2029	200,000	198,312
			1,873,485
	Health Care Equipment & Services — 0.2%
	Health Care Providers & Services — 0.2%
[c]	Horseshoe Funding Trust I, 6.062% due 2/15/2036	168,000	170,631
			170,631
	Insurance — 0.5%
	Insurance — 0.5%
	Horace Mann Educators Corp., 4.70% due 10/1/2030	250,000	247,632
[c]	Reliance Standard Life Global Funding II, 2.75% due 1/21/2027	275,000	272,154
			519,786
	Materials — 0.3%
	Containers & Packaging — 0.1%
	AptarGroup, Inc., 4.75% due 3/30/2031	145,000	143,654
	Metals & Mining — 0.2%
[c,e]	WE Soda Investments Holding plc, 9.375% due 2/14/2031	200,000	195,494
			339,148
	Media & Entertainment — 0.4%
	Media — 0.4%
[c]	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50% due 8/15/2030	500,000	465,070
			465,070
	Pharmaceuticals, Biotechnology & Life Sciences — 0.2%
	Biotechnology — 0.2%
	Illumina, Inc., 4.75% due 12/12/2030	242,000	240,410
			240,410
	Software & Services — 0.6%
	Internet Software & Services — 0.3%
[c]	Prosus NV (EUR), 1.288% due 7/13/2029	285,000	304,406
	Software — 0.3%
[c]	GoTo Group, Inc., 5.50% due 5/1/2028	184,029	80,901
[c]	Oracle Corp., 4.615% due 9/16/2026	250,000	247,637
			632,944
	Telecommunication Services — 0.2%
	Wireless Telecommunication Services — 0.2%
[c,e]	Turkcell Iletisim Hizmetleri AS, 7.45% due 1/24/2030	250,000	256,368
			256,368
	Transportation — 0.2%
	Passenger Airlines — 0.2%
[c,e]	Pegasus Hava Tasimaciligi AS, 8.00% due 9/11/2031	200,000	200,812
			200,812
	Utilities — 0.3%
	Electric Utilities — 0.1%
[b,g]	Dominion Energy, Inc., Series C, 4.35% (5-Yr. CMT + 3.20%) due 1/15/2027	150,000	149,219
	Multi-Utilities — 0.2%
[c,e]	Aegea Finance SARL, 9.00% due 1/20/2031	250,000	239,902
			389,121
	Total Corporate Bonds (Cost $7,704,043)		7,717,902
	Other Government — 1.4%
	Australia Government Bonds (AUD), 3.00% due 11/21/2033	500,000	312,142
	Brazil Notas do Tesouro Nacional (BRL), 10.00% due 1/1/2029	1,000,000	178,611

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
[c]	Dominican Republic International Bonds (DOP), 10.75% due 6/1/2036	$13,000,000	$234,485
	Egypt Government Bonds (EGP), 23.865% due 6/4/2027	7,075,000	142,309
[e]	Panama Bonos del Tesoro, 3.362% due 6/30/2031	100,000	90,406
[c]	Republic of Uzbekistan International Bonds (UZS), 16.625% due 5/29/2027	4,500,000,000	393,334
	U.K. Gilts (GBP), 1.625% due 10/22/2028	140,000	175,716
	Total Other Government (Cost $1,458,273)		1,527,003
	U.S. Treasury Securities — 9.6%
	U.S. Treasury Inflation-Indexed Bonds,
	0.25%, 2/15/2050	550,354	310,219
	2.375%, 2/15/2055	680,520	626,770
	U.S. Treasury Inflation-Indexed Notes,
	1.125%, 1/15/2033	245,887	232,604
	1.875%, 1/15/2036	593,238	576,460
	U.S. Treasury Notes,
	2.625%, 7/31/2029	62,000	59,254
	2.75%, 8/15/2047	2,445,000	1,729,455
	3.00%, 11/15/2045	130,000	98,170
	3.625%, 12/31/2030	320,000	312,475
	3.875%, 12/31/2032	320,000	312,475
	4.125%, 2/15/2036	2,780,000	2,713,106
	4.50%, 11/15/2033	665,000	671,702
	4.75%, 2/15/2056	759,000	737,535
	U.S. Treasury Strip Coupon, 8.489%, 2/15/2044	3,900,000	1,588,985
	U.S. Treasury Strip Principal, 13.71%, 2/15/2056	3,000,000	701,885
	Total U.S. Treasury Securities (Cost $10,625,517)		10,671,095
	U.S. Government Agencies — 0.2%
[b,g]	CoBank ACB, Series I, 6.25% (TSFR3M + 4.66%), 10/1/2026	200,000	200,004
	Total U.S. Government Agencies (Cost $200,270)		200,004
	Mortgage Backed — 10.8%
[b,c]	Ajax Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2021-A Class A1, 1.065% due 9/25/2065	193,463	179,965
[b,c]	Angel Oak Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-5 Class M1, 2.97% due 5/25/2065	60,000	54,772
[b,c]	BRAVO Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2023-NQM5 Class M1, 7.272% due 6/25/2063	250,000	249,712
[b,c]	Bunker Hill Loan Depositary Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class M1, 3.269% due 11/25/2059	228,259	225,943
[c]	BXP Trust, CMBS, Series 2021-601L Class A, 2.618% due 1/15/2044	325,000	282,669
[c]	Century Plaza Towers, CMBS, Series 2019-CPT Class A, 2.865% due 11/13/2039	245,000	226,587
	COLT Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2023-2 Class M1, 7.671% due 7/25/2068	100,000	99,844
[b,c]	Series 2024-1 Class B1, 7.827% due 2/25/2069	225,000	226,708
[b,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2021-RPL4 Class A1, 4.148% due 12/27/2060	110,480	110,745
[c]	DC Office Trust, CMBS, Series 2019-MTC Class A, 2.965% due 9/15/2045	250,000	228,781
	Federal Home Loan Mtg Corp., Pool SE9046, 3.00% due 12/1/2051	215,320	187,844
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO, Series 2019-1 Class MA, 3.50% due 7/25/2058	31,220	29,866
	Federal Home Loan Mtg Corp., UMBS Collateral,
	Pool RQ0094, 5.00% due 2/1/2056	162,158	159,397
	Pool RQ0128, 5.50% due 6/1/2056	403,495	404,952
	Pool SD1669, 2.50% due 1/1/2052	238,208	199,136
	Pool SD4175, 2.50% due 6/1/2052	938,760	789,994
	Pool SD8242, 3.00% due 9/1/2052	513,360	449,144
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO, Series 2017-SC02 Class 1A, 3.00% due 5/25/2047	56,730	49,429
	Federal National Mtg Assoc., CMO REMIC, Series 2026-7 Class CD, 4.00% due 4/25/2053	233,669	227,192
	Federal National Mtg Assoc., UMBS Collateral,
	Pool BV4119, 2.50% due 3/1/2052	542,175	456,215
	Pool CB1388, 2.50% due 8/1/2051	463,447	390,645
	Pool CB2301, 3.00% due 12/1/2051	401,908	351,007
	Pool FM8761, 2.50% due 9/1/2051	346,033	289,426
	Pool FS6130, 2.50% due 7/1/2052	176,613	148,625
	Pool MA4512, 2.50% due 1/1/2052	638,590	538,174
	Pool MA4548, 2.50% due 2/1/2052	460,706	387,488
	Pool MA4653, 3.00% due 7/1/2052	459,160	401,867

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

	Issuer-Description	SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool MA5972, 5.50% due 2/1/2056	$152,306	$152,909
	GCAT Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2020-NQM1 Class A3, 3.554% due 1/25/2060	163,144	160,349
[b,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	95,957	90,076
	Government National Mtg Assoc.,
	Pool MA7368, 3.00% due 5/20/2051	204,163	181,674
	Pool MA8098, 3.00% due 6/20/2052	265,936	236,313
[b,c]	GS Mortgage-Backed Securities Corp. Trust, Whole Loan Securities Trust CMO, Series 2023-CCM1 Class A1, 6.65% due 8/25/2053	292,187	291,666
[b,c]	Hudson Yards Mortgage Trust, CMBS, Series 2019-55HY Class A, 3.041% due 12/10/2041	245,000	228,744
[b,c]	Imperial Fund Mortgage Trust, Whole Loan Securities Trust CMO, Series 2021-NQM2 Class A1, 1.073% due 9/25/2056	146,690	123,051
	JP Morgan Mortgage Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2024-11 Class A4, 6.00% due 4/25/2055	200,953	201,181
[b,c]	Series 2025-3 Class A1B, 5.563% due 9/25/2055	138,270	137,945
	MFA Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2022-CHM1 Class A1, 4.875% due 9/25/2056	194,751	191,867
[b,c]	Series 2024-NQM1 Class A1, 6.579% due 3/25/2069	203,489	204,519
[b,c]	Morgan Stanley Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2024-RPL1 Class A1, 4.00% due 6/25/2064	269,365	263,611
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[b,c]	Series 2016-2A Class A1, 3.75% due 11/26/2035	104,275	100,429
[b,c]	Series 2022-NQM3 Class A1, 4.90% due 4/25/2062	278,743	260,592
[b,c]	Series 2024-RTL1 Class A2, 7.101% due 3/25/2039	250,000	250,000
[b,c]	NRM FHT1 Excess Owner LLC, Whole Loan Securities Trust CMO, Series 2025-FHT1 Class A, 6.545% due 3/25/2032	197,899	197,457
[c]	One Bryant Park Trust, CMBS, Series 2019-OBP Class A, 2.516% due 9/15/2054	250,000	230,775
[b,c]	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-10 Class A2, 5.00% due 11/25/2055	244,106	237,530
[b,c]	SFO Commercial Mortgage Trust, CMBS, Series 2021-555 Class A, 5.14% (TSFR1M + 1.51%) due 5/15/2038	174,000	173,750
[b,c]	SKY Trust, CMBS, Series 2025-LINE Class A, 6.214% (TSFR1M + 2.59%) due 4/15/2042	95,579	96,017
[c]	SLG Office Trust, CMBS, Series 2021-OVA Class A, 2.585% due 7/15/2041	250,000	222,550
[b,c]	TIAA Bank Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2018-2 Class B3, 3.656% due 7/25/2048	134,499	123,099
[b,c]	Towd Point Mortgage Trust, Whole Loan Securities Trust CMO, Series 2025-R1 Class A1, 4.00% due 11/27/2057	231,526	199,556
	Total Mortgage Backed (Cost $11,862,837)		11,901,787
	Loan Participations — 0.2%
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[h]	Imagefirst Holdings LLC, 6.664% (SOFR + 3.00%) due 3/12/2032	198,500	198,335
			198,335
	Total Loan Participations (Cost $198,075)		198,335
	Short-Term Investments — 0.2%
[i]	Thornburg Capital Management Fund	15,817	158,172
	Total Short-Term Investments (Cost $158,172)		158,172
	Total Investments — 100.2% (Cost $85,643,835)		$110,660,965
	Liabilities Net of Other Assets — (0.2)%		(192,043)
	Net Assets — 100.0%		$110,468,922

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2026
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Buy	2,862,000	9/16/2026	3,280,464	$—	$(50,723)
Japanese Yen	MSC	Buy	351,500,000	9/16/2026	2,175,027	—	(35,504)

Total						—	$(86,227)

Net unrealized appreciation (depreciation)							$(86,227)

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Morgan Stanley & Co. Inc. (“MSC”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

Footnote Legend
a	Non-income producing.
b
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

c
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$17,367,772, representing 15.72% of the Fund’s net assets.

d	Bond in default.
e	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
g	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
h	The stated coupon rate represents the greater of the SOFR or the SOFR floor rate plus a spread at June 30, 2026.
i	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ABS	Asset Backed Securities
ACB	Agricultural Credit Bank
ADR	American Depositary Receipt
AUD	Denominated in Australian Dollar
BRL	Denominated in Brazilian Real
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Rate
DOP	Denominated in Dominican Peso
EGP	Denominated in Egyptian Pound
EUR	Denominated in Euro
GBP	Denominated in Pound Sterling
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TSFR1M	Term SOFR 1 Month
TSFR3M	Term SOFR 3 Month
UMBS	Uniform Mortgage-Backed Securities
UZS	Denominated in Uzbekistani Som

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Summit Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Summit Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and ask prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Summit Fund
June 30, 2026 (Unaudited)

Forward currency contracts are valued by a third-party pricing service provider.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders are unable to buy or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/25	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/26	Dividend Income
Thornburg Capital Mgmt. Fund	$1,943,173	$21,516,180	$(23,301,181)	$-	$-	$158,172	$87,215